Separate Account Assets and Liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Separate Account, Liability [Roll Forward]
Beginning balance		$ 92,238	[1]	$ 87,556
Premiums and deposits		1,492		3,001
Policy charges		(1,674)		(1,783)
Surrenders and other benefits		(5,209)		(6,698)
Investment return		(16,104)		9,909
Net transfer from (to) general account		133		253
Ending balance	[1]	70,876		92,238
Cash surrender value		68,661		89,685
Variable Annuities
Separate Account, Liability [Roll Forward]
Beginning balance		82,862		79,299
Premiums and deposits		1,067		2,590
Policy charges		(1,396)		(1,520)
Surrenders and other benefits		(4,923)		(6,336)
Investment return		(14,450)		8,660
Net transfer from (to) general account		63		169
Ending balance		63,223		82,862
Cash surrender value		61,461		80,746
Variable Universal Life
Separate Account, Liability [Roll Forward]
Beginning balance		9,376		8,257
Premiums and deposits		425		411
Policy charges		(278)		(263)
Surrenders and other benefits		(286)		(362)
Investment return		(1,654)		1,249
Net transfer from (to) general account		70		84
Ending balance		7,653		9,376
Cash surrender value		$ 7,200		$ 8,939

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.